For Office Use Only -FILED- File No.: BA20261232417 Date Filed: 6/10/2026

CERTIFICATE OF AMENDMENT OF ARTICLES OF INCORPORATION OF CALIFORNIA FIRST LEASING CORPORATION (Pursuant to Sections 902(a) and 903{a)(2) of the California Corporations Code)

The undersigned certify that:

1. They are the president and assistant secretary, respectively, of California First Leasing Corporation, a California corporation (the "Corporation"), with California Entity Number 2341411.

2. This Amendment to the Articles of Incorporation amends Article FOUR to the Articles of Incorporation of this corporation by adding the following new paragraph immediately after the last paragraph of Article FOUR:

"Upon this Certificate of Amendment becoming effective pursuant to the California Corporations Code (the "Effective Time"), every 50 shares of the corporation's Common Stock issued and outstanding or held by the Corporation in treasury stock shall, automatically and without any action on the part of the respective holders thereof, be combined and converted into one (1) share of Common Stock without increasing or decreasing the par value of each share of Common Stock (the "Reverse Stock Split") and without increasing or decreasing the authorized number of shares of Common Stock (which shall be 20,000,000 shares of Common Stock, par value $0.01 per share, authorized) or the Corporation's preferred stock (which shall be 2,500,000 shares of preferred stock, par value $0.01 per share, authorized ); provided, however, no fractional shares of Common Stock shall be issued in connection with the Reverse Stock Split, and instead, in lieu of any fractional shares to which a shareholder of record would otherwise be entitled as a result of the Reverse Stock Split, the corporation shall pay cash (without interest) equal to such fraction multiplied by the last reported sale price of the shares of Common Stock on the OTCID Market on the last trading day before the date on which the Effective Time occurs. Each certificate that immediately prior to the Effective Time represented shares of Common Stock ("Old Certificates"), shall thereafter represent that number of shares of post-Reverse Stock Split Common Stock into which the shares of Common Stock represented by the Old Certificate shall have been combined, subject to the elimination of fractional shares as described above. The Reverse Stock Split shall occur whether or not the certificates representing such shares of Common Stock are surrendered to the corporation or its transfer agent."

3. That this Amendment to the Articles of Incorporation of the corporation was duly approved by the Board of Directors.

4. The foregoing amendment of Articles of Incorporation has been duly approved by the required vote of shareholders in accordance' with Section 902, California Corporations Code. The total number of outstanding shares of the corporation is 8,979,387 shares of Common Stock and no shares of Preferred Stock. The number of shares voting in favor of the amendment equaled or exceeded the vote required. The percentage vote required was more than 50%.

We further declare under penalty of perjury under the laws of the State of California that the matters set forth in this certificate are true and correct of our own knowledge.